IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 571,152	$ 561,580
Securities received as collateral from securities financing and derivative transactions	287,424	306,458
Total liquid assets	858,576	868,038
Encumbered liquid assets	328,364	326,374
Unencumbered liquid assets	530,212	541,664
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	163,886	153,281
Securities received as collateral from securities financing and derivative transactions	123,563	123,806
Total liquid assets	287,449	277,087
Encumbered liquid assets	109,344	113,486
Unencumbered liquid assets	178,105	163,601
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	407,266	408,299
Securities received as collateral from securities financing and derivative transactions	163,861	182,652
Total liquid assets	571,127	590,951
Encumbered liquid assets	219,020	212,888
Unencumbered liquid assets	352,107	378,063
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	11,643	10,555
Securities received as collateral from securities financing and derivative transactions	2,987	2,288
Total liquid assets	14,630	12,843
Encumbered liquid assets	13,637	8,890
Unencumbered liquid assets	993	3,953
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	52,202	38,501
Securities received as collateral from securities financing and derivative transactions	36,828	38,388
Total liquid assets	89,030	76,889
Encumbered liquid assets	49,879	47,653
Unencumbered liquid assets	39,151	29,236
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	73,624	72,808
Securities received as collateral from securities financing and derivative transactions	62,310	64,449
Total liquid assets	135,934	137,257
Encumbered liquid assets	75,498	63,688
Unencumbered liquid assets	60,436	73,569
Corporate issuer obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	21,088	19,507
Securities received as collateral from securities financing and derivative transactions	5,672	4,815
Total liquid assets	26,760	24,322
Encumbered liquid assets	5,662	4,512
Unencumbered liquid assets	21,098	19,810
Corporate issuer obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	78,482	84,853
Securities received as collateral from securities financing and derivative transactions	14,856	9,656
Total liquid assets	93,338	94,509
Encumbered liquid assets	26,992	15,228
Unencumbered liquid assets	66,346	79,281
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	25,184	28,548
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	25,184	28,548
Encumbered liquid assets	737	506
Unencumbered liquid assets	24,447	28,042
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	58,173	66,094
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	58,173	66,094
Encumbered liquid assets	255	180
Unencumbered liquid assets	57,918	65,914
Canadian government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	23,108	15,214
Securities received as collateral from securities financing and derivative transactions	89,065	94,000
Total liquid assets	112,173	109,214
Encumbered liquid assets	51,323	67,457
Unencumbered liquid assets	60,850	41,757
National Housing Act mortgage backed securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	41,366	38,760
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	41,366	38,760
Encumbered liquid assets	1,393	1,043
Unencumbered liquid assets	39,973	37,717
Provincial government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	41,497	40,697
Securities received as collateral from securities financing and derivative transactions	25,839	22,703
Total liquid assets	67,336	63,400
Encumbered liquid assets	36,592	31,078
Unencumbered liquid assets	30,744	32,322
U.S. federal agency obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	79,327	80,047
Securities received as collateral from securities financing and derivative transactions	12,748	15,838
Total liquid assets	92,075	95,885
Encumbered liquid assets	27,419	29,487
Unencumbered liquid assets	64,656	66,398
Other sovereign obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,458	65,996
Securities received as collateral from securities financing and derivative transactions	37,119	54,321
Total liquid assets	102,577	120,317
Encumbered liquid assets	38,977	56,652
Unencumbered liquid assets	$ 63,600	$ 63,665